UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

       Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number:  33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 2000

4(b).     [   ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [   ] Check box if this is the last time the issuer will be
filing this Form.

Connecticut Series - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $38,359,287
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $64,785,036
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $71,658,732
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$136,443,768
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(98,084,481)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$    0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$     0.00
                                                              =============
Connecticut Series - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $9,748,142
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $9,886,229
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $1,008,368
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 10,894,597
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(1,146,455)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$     0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$     0.00
                                                              =============
Connecticut Series - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $1,295,928
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $1,450,758
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$1,450,758
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(154,830)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                            =$  0.00
                                                              =============

Florida Series - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $    -0-
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 32,055,233
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $105,016,449
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 137,071,682
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(137,071,682)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$   0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 532,663. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     3,335,492.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   0.00
                                                              =============

Florida Series - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $ 2,311,315
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 6,786,562
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $12,843,468
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$19,630,030
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(17,318,715)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$    0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.




7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$      0.00
                                                              =============

Florida Series - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $261,568
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $167,078
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $  -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 167,078
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $  94,490
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(    )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$24.95
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    24.95
                                                              =============
Georgia Series - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $2,154,232
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $1,924,109
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $4,926,054
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 6,850,163
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(4,695,931)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$   0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$     0.00
                                                              =============



Georgia Series - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $2,417,438
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $4,021,545
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $8,581,537
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 12,603,082
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(10,185,644)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$    0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$     0.00
                                                              =============

Georgia Series - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $  110,314
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $65,267
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $60,680
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$125,947
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(15,633)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    0.00
                                                              =============

Maryland Series - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $ 4,695,217
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 49,455,501
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ 74,553,754
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$124,009,255
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(119,314,038)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$    0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 1,736,497. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   0.00
                                                              =============

Maryland Series - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $14,073,873
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 12,259,401
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$12,259,401
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $ 1,814,472
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(      )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$ 479.02
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  479.02
=============

Maryland Series - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $1,124,863
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $1,823,597
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $   -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 1,823,597
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $  -0-
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(698,734)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$ 0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   0.00
                                                              =============

Massachusetts Series - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $3,564,216
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $11,874,551
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $19,631,309
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$31,505,860
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(27,941,644)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------


   (viii) Registration fee due (multiply Item 5(v)    =$  0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    0.00
                                                              =============

Massachusetts Series - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $1,108,156
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $1,279,438
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $  -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$1,279,438
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(171,282)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$ 0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  0.00
                                                              =============

Massachusetts Series - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $92,050
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $  274,987
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $  -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$  274,987
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(182,937)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$ 0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   0.00
                                                              =============

Michigan Series - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $ 9,544,232
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $27,570,960
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $50,047,686
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$77,618,646
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(68,074,414)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$    0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 195,090. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:- 0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$     0.00
                                                              =============

Michigan Series - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $2,434,985
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $5,493,860
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $   -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 5,493,860
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(3,058,875)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$  0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   0.00
                                                              =============


Michigan Series - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $197,524
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $835,085
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $     -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$835,085
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(637,561)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$ 0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    0.00
                                                              =============

Minnesota Series - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $11,009,385
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $27,782,707
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $33,332,183
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$61,114,890
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(50,105,505)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$   0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   0.00
                                                              =============

Minnesota Series - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $ 2,560,213
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $5,969,431
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$5,969,431
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(3,409,218)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$   0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   0.00
                                                              =============

Minnesota Series - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $  517,503
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $777,728
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 777,728
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(260,225)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$ 0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    0.00
                                                              =============

New Jersey Series - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $1,107,645
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $893,433
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $96,725
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 990,158
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $ 117,487
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(       )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$ 31.02
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   31.02
                                                              =============

New Jersey Series - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $1,344,540
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $3,126,560
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$3,126,560
          Items 5(ii) and 5(iii):                         --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(1,782,020)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------


   (viii) Registration fee due (multiply Item 5(v)    =$ 0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   0.00
                                                              =============

New Jersey Series - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $430,912
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $307,408
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$307,408
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $123,504
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(      )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$ 32.61
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    32.61
                                                              =============

North Carolina Series - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $    -0-
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $   8,658,982
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $  16,830,471
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 25,489,453
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(25,489,453)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$    0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 504,183. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     337,532.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   0.00
                                                              =============

North Carolina Series - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $4,186,208
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 6,598,343
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ 7,176,575
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$  13,774,918
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(9,588,710)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$   0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.




7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$     0.00
                                                              =============

North Carolina Series - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $544,582
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 270,201
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $   -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 270,201
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $ 274,381
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $()
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$  72.44
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    72.44
                                                              =============


Ohio Series - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $17,965,208
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $46,590,037
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $70,275,874
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$116,865,911
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(98,900,703)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$    0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$     0.00
                                                              =============


Ohio Series - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $9,271,169
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $9,971,596
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $   -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$9,971,596
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(700,427)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$ 0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  0.00
                                                              =============
Ohio Series - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $1,899,027
          during the fiscal year pursuant to              ---------------
          section 24(f):


     (ii) Aggregate price of securities redeemed or  $432,787
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $  -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$432,787
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $1,466,240
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $()
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$ 387.09
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   387.09
                                                              =============
Pennsylvania Series - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $16,122,958
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $33,930,306
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $55,160,199
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$89,090,505
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(72,967,547)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$    0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    0.00
                                                              =============
Pennsylvania Series - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $ 11,418,939
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $12,644,235
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $  5,465,822
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$18,110,057
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(6,691,118)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$  0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    0.00
                                                              =============
Pennsylvania Series - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $853,841
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $376,973
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$376,973
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $476,868
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(     )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     X   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$  125.89
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   125.89
                                                              =============
Texas Series - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $    -0-
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $11,288,329
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $16,927,362
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 28,215,691
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(28,215,691)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$    0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 174,736. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     60,877.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                            =$  0.00
                                                              =============

Texas Series - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $1,325,913
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $3,968,058
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $   3,140,247
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$7,108,305
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(5,782,392)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$   0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    0.00
                                                              =============
Texas Series - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $269,517
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $555,206
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$555,206
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(285,689)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$ 0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.




7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   0.00
                                                              =============

Virginia Series - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $7,647,364
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 13,581,470
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $  1,101,824
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 14,683,294
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(7,035,930)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$   0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$     0.00
                                                              =============
Virginia Series - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $3,061,527
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $6,650,484
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    5,069,175
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$11,719,659
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(8,658,132)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$   0.00
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    0.00
                                                              =============



Virginia Series - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $1,063,384
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $   939,870
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $     -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$  939,870
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $  123,514
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(     )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     X   .000264
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$  32.61
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$     32.61
                                                              =============

TOTAL FOR ALL:                                              =$  1,185.63
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:




               Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means



                                SIGNATURES


     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



     By (Signature and Title)*

                              /s/Michael A. Rosenberg, Assistant Secretary


     Date:

* Please print the name and title of the signing officer below the signature.